Leases - Disclosure Of Expenses Related To Short Term Lease Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expenses Related To Short Term Lease [Line Items]
Total rental expenses related to short-term leases or low-value assets	$ 26,813	$ 22,499	$ 30,203
Aircraft Lease [Member]
Disclosure Of Expenses Related To Short Term Lease [Line Items]
Total rental expenses related to short-term leases or low-value assets	17,708	16,236	23,779
Real estate [Member]
Disclosure Of Expenses Related To Short Term Lease [Line Items]
Total rental expenses related to short-term leases or low-value assets	$ 9,105	$ 6,263	$ 6,424